Warrants - Series A-3 Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020	Jun. 30, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)	1,353,062	24,333,365			7,520,000
Exercise price of warrants					$ 11.50
Warrant liabilities		$ 1,130
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)	522,009			522,009
Warrant liabilities				$ 11,500
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)			238,189			238,189
Exercise price of warrants						$ 0.04
Exercise of warrants	$ 3,000
Warrant liabilities	$ 2,900					$ 700